December 20, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century ETF Trust (the "Registrant")
1933 Act File No. 333-221045, Pre-Effective Amendment No. 1 and
1940 Act File No. 811-23305, Amendment No. 1 (collectively, the “Amendment”)

Ladies and Gentlemen:

The Registrant hereby submits for filing under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, the following Amendment to the Registrant's registration statement on Form N-1A on behalf of its two initial series: American Century STOXX U.S. Quality Value ETF and American Century Diversified Corporate Bond ETF.

The principal purpose of this filing is to respond to written comments provided by Ms. Karen Rossotto on December 7, 2017 with respect to the Registrant's initial registration statement on Form N-1A filed on October 20, 2017. The Registrant believes that this Amendment, along with the separate Correspondence filed by the Registrant via EDGAR on December 20, 2017, fully responds to the Staff's comments. Accordingly, the Registrant intends to request that the effective date of this registration statement be accelerated to January 9, 2018, or as soon thereafter as is practicable.

If there are any questions or comments regarding this filing, please contact the undersigned at kathleen_nelson@americancentury.com or (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Vice President

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com